SCHEDULE OF CONDENSED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Condensed Financial Statements, Captions [Line Items]
Legal and professional fee	$ 267,000	$ 2,077,000	$ 2,356,000	$ 2,709,000
Legal and professional fee	(144,000)	(1,113,000)	(1,058,000)	332,000
Net loss and total comprehensive loss	(710,000)	(5,523,000)	(6,014,000)	(944,000)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Legal and professional fee	(12,687)	(98,545)
Legal and professional fee	(1,288)	(10,008)	(50,308)	(169,010)
Legal and professional fee	(13,975)	(108,553)	(50,308)	(169,010)
Legal and professional fee
Net loss and total comprehensive loss	$ (13,975)	$ (108,553)	$ (50,308)	$ (169,010)